Segment Reporting - Summary of Reconciliation of Adjusted EBITDA and Adjusted EBITDA Margin to Profit Presented in Consolidated Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Profit for the period	$ 120,469	$ 149,086	$ 108,697
Income tax expense	30,550	29,428	11,586
Inflation adjustment	6,655	12,537	1,037
Finance income	(66,875)	(128,228)	(18,078)
Finance costs	49,701	116,834	24,668
Other operating loss	5,257	0	697
Impairment (gain) / loss on financial assets	440	(3,136)	5,534
Depreciation and amortization	17,177	12,225	8,147
Secondary offering expenses		0	89
Other non-recurring costs	1,571	1,663	2,014
Share-based payment non-cash charges, net of forfeitures	23,780	11,922	8,684
Adjusted EBITDA	188,725	202,331	153,075
Revenues	$ 745,974	$ 650,351	$ 418,925
Adjusted EBITDA Margin	25.30%	31.10%	36.50%
Profit Margin	16.10%	22.90%	25.90%